Retirement benefits - Schedule of Defined Contribution Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined contribution plans [abstract]
Employer's contribution to recognised provident fund and family pension fund	₨ 978	$ 13	₨ 630	₨ 553
Employer's contribution to superannuation	208	3	210	169
Employer's contribution to National Pension Scheme	4	0
Contribution to defined contribution plans	₨ 1,190	$ 16	₨ 840	₨ 722